CONSOLIDATED STATEMENTS OF CHANGE IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Pre-IPO Class A Ordinary Shares CNY (¥) shares	Ordinary shares Class Y Ordinary Shares CNY (¥) shares	Ordinary shares Class Z Ordinary Shares CNY (¥) shares	Other permanent equities Pre-IPO Class B Ordinary Shares CNY (¥) shares	Other permanent equities Pre-IPO Class C Ordinary Shares CNY (¥) shares	Other permanent equities Pre-IPO Class D Ordinary Shares CNY (¥) shares	Additional paid-in capital Pre-IPO Class A Ordinary Shares CNY (¥)	Additional paid-in capital CNY (¥)	Statutory reserve CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Noncontrolling interests CNY (¥)	Pre-IPO Class A Ordinary Shares CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at the beginning of the year at Dec. 31, 2015	¥ 36			¥ 16,356	¥ 16,944	¥ 6,911		¥ 23,173	¥ 617	¥ 47,694	¥ (655,885)	¥ (1,582)			¥ (545,736)
Balance at the beginning of the year (Shares) at Dec. 31, 2015 | shares	57,445,066			13,600,000	8,500,000	2,132,353
Net loss											(910,066)	(1,430)			(911,496)
Share-based compensation	¥ 10							331,569							331,579
Share-based compensation (In shares) | shares	13,691,860
Repurchase of Pre-IPO Series A Preferred Shares								(43,748)			(47,244)				(90,992)
Repurchase of Pre-IPO Series A+ Preferred Shares								(22,159)							(22,159)
Pre-IPO Preferred Shares redemption value accretion											(161,933)				(161,933)
Capital injection in subsidiaries by noncontrolling interests												1,485			1,485
Options issued for purchase of subsidiaries								18,201							18,201
Purchase of noncontrolling interests											(1,884)	1,884
Appropriation to statutory reserves									978		(978)
Foreign currency translation adjustments										58,048					58,048
Balance at the end of the year at Dec. 31, 2016	¥ 46			¥ 16,356	¥ 16,944	¥ 6,911		307,036	1,595	105,742	(1,777,990)	357			(1,323,003)
Balance at the end of the year (Shares) at Dec. 31, 2016 | shares	71,136,926			13,600,000	8,500,000	2,132,353
Net loss											(183,750)				(183,750)
Share-based compensation								69,480							69,480
Repurchase of Pre-IPO Class A Ordinary Shares	¥ (1)						¥ (49,085)						¥ (49,086)
Repurchase of Pre-IPO Class A Ordinary Shares (in shares) | shares	(1,154,643)
Pre-IPO Preferred Shares redemption value accretion											(258,554)				(258,554)
Redesignation of Pre-IPO Class A ordinary shares to Pre-IPO Series D1 convertible redeemable preferred shares								(17,003)							¥ (17,003)
Redesignation of Pre-IPO Class A ordinary shares to Pre-IPO Series D1 convertible redeemable preferred shares (in shares) | shares	(645,357)													645,357	645,357
Spin off transactions								30,032							¥ 30,032
Redesignation of Pre-IPO Series C Preferred Shares s to Pre-IPO Series D1 Preferred Shares								(129,244)							(129,244)
Purchase of noncontrolling interests								(2,332)				(357)			(2,689)
Appropriation to statutory reserves									2,480		(2,480)
Foreign currency translation adjustments										(75,695)					(75,695)
Balance at the end of the year at Dec. 31, 2017	¥ 45			¥ 16,356	¥ 16,944	¥ 6,911		208,884	4,075	30,047	(2,222,774)				(1,939,512)
Balance at the end of the year (Shares) at Dec. 31, 2017 | shares	69,336,926			13,600,000	8,500,000	2,132,353
Net loss											(551,720)	(13,301)		$ (82,179)	(565,021)
Share-based compensation								178,343				2,850			181,193
Share issuance upon initial public offering and followed offering, net of issuance costs of US$6,333			¥ 43					4,952,563							4,952,606
Share issuance upon initial public offering and followed offering, net of issuance costs of US$6,333 (in shares) | shares			67,063,451
Pre-IPO Preferred Shares redemption value accretion											(64,605)				(64,605)
Acquisitions of subsidiaries												228,659			228,659
Share issuance from exercise of share options			¥ 6												¥ 6
Share issuance from exercise of share options (in shares) | shares			8,141,654											8,142,000	8,142,000
Capital injection in subsidiaries by noncontrolling interests												22,198			¥ 22,198
Redesignation of Pre-IPO Ordinary Shares into Class Y and Class Z Ordinary Shares upon initial public offering	¥ (45)	¥ 52	¥ 6	¥ (16,356)	¥ (16,944)	¥ (6,911)		40,198
Redesignation of Pre-IPO Ordinary Shares into Class Y and Class Z Ordinary Shares upon initial public offering (in shares) | shares	(69,336,926)	84,260,279	9,309,000	(13,600,000)	(8,500,000)	(2,132,353)
Redesignation of Pre-IPO Preferred Shares into Class Y and Class Z Ordinary Shares upon initial public offering		¥ 1	¥ 89					4,079,558							4,079,648
Redesignation of Pre-IPO Preferred Shares to Ordinary Shares (in shares) | shares		1,104,535	141,808,970
Appropriation to statutory reserves									3,591		(3,591)
Foreign currency translation adjustments										296,030				$ 43,056	296,030
Balance at the end of the year at Dec. 31, 2018		¥ 53	¥ 144					¥ 9,459,546	¥ 7,666	¥ 326,077	¥ (2,842,690)	¥ 240,406		$ 1,045,918	¥ 7,191,202
Balance at the end of the year (Shares) at Dec. 31, 2018 | shares		85,364,814	226,323,075